Label	Element	Value
Partners' Capital Account, Unit-based Compensation	us-gaap_PartnersCapitalAccountUnitBasedCompensation	$ 17
Predecessor [Member]
Elimination of Predecessor Parent Equity	epnrg_EliminationOfPredecessorParentEquity	(4,774)
Stockholders' Equity, Other	us-gaap_StockholdersEquityOther	(15)
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	3,100
Accumulated Other Comprehensive Income [Member] | Predecessor [Member]
Elimination of Predecessor Parent Equity	epnrg_EliminationOfPredecessorParentEquity	1
Stockholders' Equity, Other	us-gaap_StockholdersEquityOther	(3)
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	(4)
Additional Paid In Capital [Member] | Predecessor [Member]
Elimination of Predecessor Parent Equity	epnrg_EliminationOfPredecessorParentEquity	(6,073)
Adjustments to additional paid in capital contribution from parent	epnrg_AdjustmentsToAdditionalPaidInCapitalContributionFromParent	1,481
Stockholders' Equity, Other	us-gaap_StockholdersEquityOther	(12)
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	$ 4,580
Common Stock [Member] | Predecessor [Member]
Stockholder's Equity Change in Reporting Entity, Shares	epnrg_StockholdersEquityChangeInReportingEntityShares	(1,000)
Common Stock, Shares, Issued	us-gaap_CommonStockSharesIssued	1,000
Retained Earnings [Member] | Predecessor [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	$ 178
Elimination of Predecessor Parent Equity	epnrg_EliminationOfPredecessorParentEquity	1,298
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	$ (1,476)